Summary of Purchase Price Allocation (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 01, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Goodwill	$ 42,575	$ 42,575	$ 39,344		$ 19,619
Net assets acquired				$ 15,854
Athlon Holdings Inc [Member]
Business Acquisition [Line Items]
Cash				2,604
Accounts receivable				10,855
Other current assets				1,337
Equity investment				2,450
Fixed assets				108
Digital content				355
Advertiser relationships				6,202
Trade names				2,261
Goodwill				2,587
Accounts payable				(7,416)
Accrued expenses and other				(2,440)
Unearned revenue				(1,203)
Other long-term liabilities				(543)
Deferred tax liabilities				$ (1,303)